Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,366	$ 7,255
Provision for credit losses	690	72
Write-offs, net of recoveries	(473)	(285)
Foreign exchange disposals and other adjustments	(104)	106
Allowance account for credit losses of financial assets, Balance at end of period	7,479	7,148
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,492	6,239
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,363	7,246
Provision for credit losses	690	74
Write-offs, net of recoveries	(473)	(285)
Foreign exchange disposals and other adjustments	(103)	106
Allowance account for credit losses of financial assets, Balance at end of period	7,477	7,141
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	9
Provision for credit losses		(2)
Foreign exchange disposals and other adjustments	(1)
Allowance account for credit losses of financial assets, Balance at end of period	2	7
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2
Allowance account for credit losses of financial assets, Balance at end of period	1	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	7
Provision for credit losses		(2)
Foreign exchange disposals and other adjustments	(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	5
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,492	6,239
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	931	856
Allowance account for credit losses of financial assets, Balance at end of period	985	902
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	323	261
Provision for credit losses	12	(10)
Write-offs, net of recoveries	(1)	(2)
Foreign exchange disposals and other adjustments	(4)	1
Allowance account for credit losses of financial assets, Balance at end of period	330	250
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,704	1,649
Provision for credit losses	262	52
Write-offs, net of recoveries	(196)	(125)
Foreign exchange disposals and other adjustments	(17)	16
Allowance account for credit losses of financial assets, Balance at end of period	1,753	1,592
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,352	2,314
Provision for credit losses	337	117
Write-offs, net of recoveries	(245)	(144)
Foreign exchange disposals and other adjustments	(37)	41
Allowance account for credit losses of financial assets, Balance at end of period	2,407	2,328
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,984	3,022
Provision for credit losses	79	(85)
Write-offs, net of recoveries	(31)	(14)
Foreign exchange disposals and other adjustments	(45)	48
Allowance account for credit losses of financial assets, Balance at end of period	$ 2,987	$ 2,971